Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other assets [abstract]
Schedule of other assets
Other assets by type
in EUR million 2021 2020
Net defined benefit assets 783 725
Investment properties 26 20
Property development and obtained from foreclosures 52 72
Accrued assets 798 781
Amounts to be settled 2,424 2,215
Other 1,914 2,079
5,996 5,893